Significant acquisition and equity transactions - Acquisitions in 2016 (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2016 CNY (¥)	May 31, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Jun. 01, 2016	Dec. 31, 2015 CNY (¥)	Feb. 28, 2015	Dec. 31, 2014 CNY (¥)
Fair values for major classes of assets acquired and liabilities assumed
Goodwill					$ 52,874	¥ 367,106		¥ 108,781		¥ 60,000
Acquisitions in 2016
Consideration transferred
Goodwill expected to be deductible for income tax purposes						0
Zhejaing Vipshop Payment Co., Ltd (formerly known as Ebatong)
Business Acquisition
Remaining consideration payable						74,352
Acquisition cost amounted in general and administrative expenses				¥ 4,000
Fair values for major classes of assets acquired and liabilities assumed
Net tangible assets (liabilities) acquired	¥ 95,332
Goodwill	13,291
Total consideration	428,283
Consideration transferred
Cash	410,417
Cash consideration paid				336,065
Other receivables	17,866
Total consideration	428,283
Zhejaing Vipshop Payment Co., Ltd (formerly known as Ebatong) | Payment license
Fair values for major classes of assets acquired and liabilities assumed
Intangible assets	¥ 319,660
Feiyuan
Fair values for major classes of assets acquired and liabilities assumed
Net tangible assets (liabilities) acquired			¥ (18,388)
Goodwill			210,669
Deferred tax liabilities			(4,423)
Noncontrolling interest			(59,851)
Total consideration			145,700
Consideration transferred
Cash consideration paid		¥ 110,001	65,452
Fair value of the Group's previously held equity interests in Feiyuan (Note)			80,248
Total consideration			145,700
Gain (loss) from remeasuring to fair value of the previously held equity interests in acquiree			¥ 0
Total equity interest held after acquisition (as a percent)							96.98%
Percentage of equity interest acquired		28.19%	26.18%						42.61%
Feiyuan | Customer relationship
Fair values for major classes of assets acquired and liabilities assumed
Intangible assets			¥ 17,693
Consideration transferred
Weighted average amortization period at the acquisition date			14 years
Certain logistic companies
Fair values for major classes of assets acquired and liabilities assumed
Intangible assets						0
Goodwill						¥ 34,365
Consideration transferred
Total consideration				¥ 50,218
Certain logistic companies | Minimum
Consideration transferred
Percentage of equity interest acquired					50.00%	50.00%